CONTRIBUTED EQUITY, Issued Capital (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Issued capital [abstract]
171,225,492 ordinary shares (June 30, 2022: 140,288,491)	$ 44,914,632	$ 29,782,268
Contributed Equity [Member]
Issued capital [abstract]
171,225,492 ordinary shares (June 30, 2022: 140,288,491)	$ 44,914,632	$ 29,782,268	$ 29,669,773	$ 10,255,369
Number of ordinary shares issued (in shares)	171,225,492	140,288,491